Other disclosures - Risk Management and Principal Risks - Measurement uncertainty, narrative (Details) £ in Billions	12 Months Ended
	Dec. 31, 2021 GBP (£) economic_scenario economicVariable	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios, percentage	100.00%
Covid-19 related adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 1.0	£ 1.4
Covid-19 related adjustments | Customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 0.9	1.1
Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Number of economic variables | economicVariable	8
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	8 years
Credit derivatives | Downside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	2
Credit derivatives | Upside scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	2
Baseline | UNITED KINGDOM | Later than one month and not later than three months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	5.00%
Downside 2 | UNITED KINGDOM | Not more than one year | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank rate	4.00%
Downside 2 | UNITED KINGDOM | Over six months but not more than nine months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.20%
Downside 2 | United States | Not more than one year | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate paid for federal funds	3.50%
Downside 2 | United States | Over six months but not more than nine months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.50%
Model uncertainty risk | Covid-19 related adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 0.1	£ 0.3